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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number       811-08669
                                   __________________________________________

                        Atalanta/Sosnoff Investment Trust
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


               101 Park Avenue        New York, New York 10178
_____________________________________________________________________________
                    (Address of principal executive offices)


                                 Kevin S. Kelly

Atalanta Sosnoff Capital, LLC     101 Park Avenue    New York, New York 10178
_____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    212) 867-5000
                                                    ________________________

Date of fiscal year end:      May 31
                          ____________________

Date of reporting period: July 1, 2004 - September 30, 2004 (Fund's liquidation
                          _________________________________  date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Atalanta/Sosnoff Investment Trust
            _________________________________________________________________

By (Signature and Title)*    /s/ Kevin S. Kelly
                         ____________________________________________________
                             Kevin S. Kelly, President

Date    November 19, 2004
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

======================================================== ATALANTA/SOSNOFF FUND =====================================================
   (A)             (B)       (C)           (D)                   (E)                           (F)       (G)        (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                    MEETING                                  PROPOSED              VOTE      FOR/
ISSUER           TICKER     CUSIP         DATE      DESCRIPTION OF VOTE                         BY       VOTED?    CAST  AGAINST MGT
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc.           DELL    24702R101   7/16/2004    1.1 Elect Director Donald J. Carty       ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.2 Elect Director Michael S. Dell       ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.3 Elect Director William H. Gray, III  ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.4 Elect Director Judy C. Lewent        ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.5 Elect Director Thomas W. Luce, III   ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.6 Elect Director Klaus S. Luft         ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.7 Elect Director Alex J. Mandl         ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.8 Elect Director Michael A. Miles      ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.9 Elect Director Samuel A. Nunn, Jr.   ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    1.10 Elect Director Kevin B. Rollins     ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    2 Ratify Auditors                        ISSUER      YES       FOR      FOR
Dell Inc.           DELL    24702R101   7/16/2004    3 Expense Stock Options               SHAREHOLDER    YES       FOR    AGAINST
------------------------------------------------------------------------------------------------------------------------------------
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    1.1 Elect Director Howard Solomon        ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc  .FRX     345838106   8/11/2004    1.2 Elect Director William J.Candee, III ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    1.3 Elect Director George S. Cohan       ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    1.4 Elect Director Dan L. Goldwasser     ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    1.5 Elect Director Lester B. Salans      ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    1.6 Elect Director Kenneth E. Goodman    ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    1.7 Elect Director Phillip M. Satow      ISSUER      YES     WITHHOLD
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    2 Increase Authorized Common Stock       ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    3 Approve Stock Option Plan              ISSUER      YES       FOR      FOR
Forest
Laboratories, Inc.  FRX     345838106   8/11/2004    4 Ratify Auditors                        ISSUER      YES       FOR      FOR
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.1 Elect Director Russell M. Artzt      ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.2 Elect Director Kenneth D. Cron       ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.3 Elect Director Alfonse M. D'Amato    ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.4 Elect Director Gary J. Fernandes     ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.5 Elect Director Robert E. La Blanc    ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.6 Elect Director Jay W. Lorsch         ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.7 Elect Director Lewis S. Ranieri      ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.8 Elect Director Walter P. Schuetze    ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    1.9 Elect Director Laura S. Unger        ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    2 Ratify Auditors                        ISSUER      YES       FOR      FOR
Computer Associates
International, Inc. CA      204912109   8/25/2004    3 Review Executive Compensation       SHAREHOLDER    YES       FOR    AGAINST
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.       RNR     G7496G103   8/31/2004    1 To Approve the RenaissanceRe
                                                       Holdings Ltd. 2004 Stock
                                                       Incentive Plan                         ISSUER      YES       FOR      FOR
------------------------------------------------------------------------------------------------------------------------------------